Cash flow information	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Cash flow information
30.	Cash flow information

(a)	Cash used in operation

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loss before income tax	(255,144)	(5,627,504)	(1,303,364)
Adjustments for:
Depreciation of property, plant and equipment (Note 16)	58	210	1,186
Amortization of intangible assets and other non-current assets	—	167	7,681
Depreciation of right-of-use assets (Note 13)	6,515	9,219	8,160
Impairment loss, net of reversal
- financial assets and other items under expected credit loss model	3,205	20,587	72,931
- other financial assets	—	—	1,797
Provision for inventories loss	—	—	14,409
Equity-settled listing cost	—	1,912,693	—
Fair value change loss, net	—	3,156,745	204,039
Non-cash—share based payments	10,788	213,832	399,076
Interest income	—	(4,826)	(5,239)
Interest expense (Note 2 6 )	1,097	10,238	32,960
Investment income	—	—	(9,397)
Increase in trade receivables and contract assets	(33,632)	(111,330)	(66,483)
Increase in prepayments, other receivables and other assets	(59,178)	(182,408)	(168,447)
Increase/(decrease) in trade and other payables	101,097	(7,164)	220,930
Increase in contract liabilities	6,080	24,019	56,121
Increase in inventories	—	—	(36,842)
Cash used in operations	(219,114)	(585,522)	(570,482)

Interest received	—	4,826	5,239

Net cash used in operating activities	(219,114)	(580,696)	(565,243)

Major
non-cash
transactions:
During the year ended December 31, 2023, the Group had
non-cash
additions to
right-of-use
assets and lease liabilities of RMB
4.5
 million (2022: RMB
7.3
million) and RMB
4.5
 million (2022: RMB
7.3
million), respectively, in respect of lease arrangements for office buildings and charging stations.
During the year ended December 31, 2023, the Group received no financial support from NewLink

(2022: RMB27.2 million
)

as detailed in Note 33.

(b)	Reconciliation of liabilities arising from financing activities
The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Interest- bearing bank borrowings	Interest payable	Lease liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(note 1 7 )		(note 1 3 )
At January 1, 2022	—	—	19,633	19,633
Changes from financing cash flows	503,155	(8,734)	(11,008)	483,413
New leases	—		7,263	7,263
Revision of a lease term arising from a change in the non-cancellable period of a lease			(797)	(797)
Interest expenses	—	9,149	1,089	10,238

At December 31, 2022	503,155	415	16,180	519,750

	Interest- bearing bank borrowings	Interest payable	Lease liabilities	Convertible bonds	Revenue-Based Financing	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(note 1 7 )		(note 1 3 )	(note 20)	(note 19)
At January 1, 2023	503,155	415	16,180	—	—	519,750
Changes from financing cash flows	236,453	(30,817)	(7,945)	474,117	20,931	692,739
New leases	—	—	4,516	—	—	4,516
Interest expenses	—	31,480	783	—	697	32,960
Increase arising from business combination	15,166	—	5,289	—	—	20,455
Changes in fair values	—	—	—	116,520	—	116,520
Conversion of convertible bonds to share capital	—	—	—	(319,335)	—	(319,335)
Disposal	—	—	(4,733)	—	—	(4,733)
Foreign exchange movement	—	—	—	1,382	—	1,382

At December 31, 2023	754,774	1,078	14,090	272,684	21,628	1,064,254